Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental operating lease cash flow information [Table Text Block]
Supplemental cash flow information related to operating leases was as follows:

(dollars in millions)	Year ended December 31, 2019
Operating cash flows used in the measurement of operating lease liabilities	$746
Operating lease right-of-use assets obtained in exchange for operating lease obligations	416

Balance Sheet Location, Operating Leases [Table Text Block]
Operating lease right-of-use assets and liabilities are reflected on our Consolidated Balance Sheet as follows:

(dollars in millions, except lease term and discount rate)	December 31, 2019
Operating lease right-of-use assets	$2,599

Accrued liabilities	$(544)
Operating lease liabilities	(2,144)
Total operating lease liabilities	$(2,688)

Supplemental Balance Sheet Information, Operating Leases [Table Text Block]	Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
Weighted Average Remaining Lease Term (in years)	7.9
Weighted Average Discount Rate	3.5%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted maturities of operating lease liabilities as of December 31, 2019 are as follows:

(dollars in millions)
2020	$641
2021	542
2022	410
2023	306
2024	234
Thereafter	1,014
Total undiscounted lease payments	3,147
Less imputed interest	(459)
Total discounted lease payments	$2,688